UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      RoundKeep Capital Advisors LLC

Address:   300 North LaSalle, Suite 5550
           Chicago, Illinois 60654


Form 13F File Number: 028-14214


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael D. Adamski
Title:  General Counsel
Phone:  312.422.8900

Signature,  Place,  and  Date  of  Signing:

/s/ Michael D. Adamski             Chicago, Illinois                  11/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              13

Form 13F Information Table Value Total:  $      536,460
                                         --------------
                                         (In Thousands)


CONFIDENTIAL MATERIAL APPEARING IN THIS DOCUMENT HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND RULE 24B-2 PROMULGATED THEREUNDER.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AVIS BUDGET GROUP            COM            053774105    20167  2085500 SH       SOLE                2085500      0    0
AVIS BUDGET GROUP            COM            053774105     1934   200000 SH  CALL SOLE                 200000      0    0
BLACKBOARD INC               COM            091935502    61930  1386700 SH       SOLE                1386700      0    0
CONAGRA FOODS INC            COM            205887102    31486  1300000 SH  CALL SOLE                1300000      0    0
FORTUNE BRANDS INC           COM            349631101    15467   286000 SH       SOLE                 286000      0    0
IRON MTN INC                 COM            462846106    25505   806600 SH       SOLE                 806600      0    0
ITT CORP NEW                 COM            450911102    18522   441000 SH       SOLE                 441000      0    0
JOHNSON & JOHNSON            COM            478160104    50634   795000 SH  CALL SOLE                 795000      0    0
KINETIC CONCEPTS INC         COM NEW        49460W208   139703  2120246 SH       SOLE                2120246      0    0
NASDAQ OMX GROUP INC         COM            631103108    12835   554649 SH       SOLE                 554649      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103    82034   725000 SH  PUT  SOLE                 725000      0    0
VARIAN SEMICONDUCTOR EQUIPMN COM            922207105    54966   898877 SH       SOLE                 898877      0    0
WILLIAMS COS INC DEL         COM            969457100    21277   874156 SH       SOLE                 874156      0    0